Debt (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Feb. 28, 2014 Subsequent Event [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] CAD
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable			$ 9,764	10,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Debt Issuance Cost			99	100
Shares Issued As Debt Issuance Costs			125,798	125,798
Shares issued as consideration to lender for extended maturity date of loan			486,382	486,382
Total Debt Closing Fees			3.50%	3.50%
Equity Financing Percentage Paid To Debt			50.00%	50.00%
Equity Financing Debt Repayment Threshold			1,000
Repayments of 2013 Facility	2,960	3,041			5,000	5,516
Facility amount outstanding					$ 1,300	1,443